Supplementary cash flow information - Other Exploration and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other exploration (Note 22)
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	$ (50,679)	$ (52,629)
Fekola Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(609)	(4,428)
Masbate Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(2,639)	(3,649)
Otjikoto Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(8,133)	(7,825)
Goose Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(24,635)	(28,864)
Back River Regional, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(10,685)	(439)
Finland Properties, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(1,472)	(3,079)
Fekola Regional, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(1,319)	(2,428)
Other
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	$ (1,187)	$ (1,917)